Cover	Sep. 29, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2026
Entity File Number	001-43277
Entity Registrant Name	BOOST RUN INC.
Entity Central Index Key	0002090646
Entity Tax Identification Number	39-4824850
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 Skokie Blvd., Ste. 725
Entity Address, Address Line Two	Ste. 725
Entity Address, City or Town	Northbrook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60062
City Area Code	(647)
Local Phone Number	487-3367
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	BRUN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5 Revere Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Northbrook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60062